Investment Objectives and Goals - American Beacon Select Funds - American Beacon U.S. Government Money Market Select Fund	Dec. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are current income, liquidity and the maintenance of a stable price of $1.00 per share.